Financial Liabilities - Movement in Senior Notes (Details) € in Thousands, $ in Thousands		12 Months Ended
	Dec. 02, 2021 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Financial Liabilities
Opening outstanding balance		€ 4,697,462	€ 2,675,000
Cancellation		(97,535)
Issue			1,998,970
Exchange differences		38,517	23,492
Closing outstanding balance		4,638,444	4,697,462
Senior notes
Financial Liabilities
Amount of repurchase offer for senior notes, same price plus unpaid accrued interests | $	$ 110,317
Senior unsecured corporate notes 2017
Financial Liabilities
Opening outstanding balance		1,000,000	1,000,000
Closing outstanding balance		1,000,000	1,000,000
Senior unsecured corporate notes Euros 2021
Financial Liabilities
Opening outstanding balance		1,400,000
Issue			1,400,000
Closing outstanding balance		1,400,000	1,400,000
Senior unsecured corporate notes US Dollars 2021
Financial Liabilities
Opening outstanding balance		622,462
Issue			598,970
Exchange differences		38,517	23,492
Closing outstanding balance		660,979	622,462
Senior secured corporate notes 2019
Financial Liabilities
Opening outstanding balance		1,675,000	1,675,000
Cancellation		(97,535)
Closing outstanding balance		€ 1,577,465	€ 1,675,000